Change in Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	$ 2,472,683
Ending Balance	2,258,391	$ 2,472,683
Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,563,206	6,670,979
Additions	75,941	61,535
Disposals	(108,797)	(92,524)
Effect of foreign currency exchange differences	(26,629)	(76,784)
Ending Balance	6,503,721	6,563,206
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(4,090,523)	(3,921,516)
Depreciation expense	272,036	304,934
Disposals	102,287	86,076
Effect of foreign currency exchange differences	14,942	49,851
Ending Balance	(4,245,330)	(4,090,523)
Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	2,269,794
Ending Balance	2,074,185	2,269,794
Rig Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,025,767	6,109,383
Additions	15,288	10,375
Disposals	(100,004)	(78,028)
Reclassifications	47,080	55,322
Effect of foreign currency exchange differences	(19,815)	(71,285)
Ending Balance	5,968,316	6,025,767
Rig Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(3,755,973)	(3,598,878)
Depreciation expense	248,564	277,799
Disposals	95,977	73,354
Effect of foreign currency exchange differences	14,429	47,350
Ending Balance	(3,894,131)	(3,755,973)
Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	27,359
Ending Balance	20,597	27,359
Rental Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	105,024	110,307
Disposals	(1,822)	(4,664)
Effect of foreign currency exchange differences	(21)	(619)
Ending Balance	103,181	105,024
Rental Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(77,665)	(75,870)
Depreciation expense	6,741	7,044
Disposals	1,804	4,631
Effect of foreign currency exchange differences	18	618
Ending Balance	(82,584)	(77,665)
Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	27,318
Ending Balance	17,088	27,318
Other Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	181,004	185,319
Additions	254	350
Disposals	(2,300)	(3,990)
Reclassifications	188	521
Effect of foreign currency exchange differences	(429)	(1,196)
Ending Balance	178,717	181,004
Other Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(153,686)	(146,715)
Depreciation expense	10,410	12,013
Disposals	2,194	3,990
Effect of foreign currency exchange differences	273	1,052
Ending Balance	(161,629)	(153,686)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	4,978
Ending Balance	3,204	4,978
Vehicles [member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	35,350	38,506
Disposals	(543)	(2,789)
Effect of foreign currency exchange differences	(127)	(367)
Ending Balance	34,680	35,350
Vehicles [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(30,372)	(30,710)
Depreciation expense	1,739	2,790
Disposals	543	2,782
Effect of foreign currency exchange differences	92	346
Ending Balance	(31,476)	(30,372)
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	49,451
Ending Balance	44,009	49,451
Buildings [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	122,278	126,177
Disposals	(2,454)	(3,053)
Effect of foreign currency exchange differences	(305)	(846)
Ending Balance	119,519	122,278
Buildings [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(72,827)	(69,343)
Depreciation expense	4,582	5,288
Disposals	1,769	1,319
Effect of foreign currency exchange differences	130	485
Ending Balance	(75,510)	(72,827)
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	60,572
Ending Balance	67,884	60,572
Assets Under Construction [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	60,572	67,740
Additions	60,399	50,810
Reclassifications	(47,268)	(55,843)
Effect of foreign currency exchange differences	(5,819)	(2,135)
Ending Balance	67,884	60,572
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	33,211
Ending Balance	31,424	33,211
Land [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	33,211	33,547
Disposals	(1,674)
Effect of foreign currency exchange differences	(113)	(336)
Ending Balance	$ 31,424	$ 33,211